SHARE-BASED PAYMENTS - RSU and PSU Activity (Details)	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Restricted share unit (RSU) plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,430,524	1,490,603
Units granted (in shares)	289,745	246,249
Units cancelled (in shares)	(13,690)	(42,264)
Units redeemed (in shares)	(176,875)	(264,064)
Units outstanding, end of year (in shares)	1,529,704	1,430,524
Units vested, end of year (in shares)	1,303,042	1,295,233
Performance share unit (PSU) plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	820,089	976,873
Units granted (in shares)	571,460	585,162
Units cancelled (in shares)	(23,135)	(41,266)
Units redeemed (in shares)	(521,243)	(700,680)
Units outstanding, end of year (in shares)	847,171	820,089
Units vested, end of year (in shares)	570,457	649,449